Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and, on an average basis, our other named executive officers
(“non-PEO
NEOs”), our total shareholder return (“TSR”), the TSR of our Incentive Peer Group over the same period, our net income and our financial performance measure for annual incentive cash compensation plan (“AICP”) awards, AICP Adjusted EBITDA.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (5)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (5)	Value of Initial Fixed $100 Investment Based On (2) :		Net Income (Loss) ‘000	AICP Adjusted EBITDA (4) ‘000
					TSR	Peer Group TSR (3)
2022	$13,801,052	$14,254,592	$4,070,992	$1,168,229	$111	$154	$2,922,668	$4,749,520
2021	$11,473,664	$9,223,912	$3,330,663	$2,427,530	$69	$88	$558,324	$1,023,192
2020	$7,646,095	$3,397,920	$3,452,842	$1,407,252	$54	$65	$(601,448)	$495,242

(1)	The PEO for all three reporting years is Michael C. Jennings. The non-PEO NEOs are as follows:

( a)	2022: Atanas H. Atanasov, Timothy Go, Vaishali S. Bhatia, Richard L. Voliva III (former Executive Vice President and Chief Financial Officer) and Thomas G. Creery ( f ormer President, Renewables).

( b)	2021: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Vaishali S. Bhatia.

( c)	2020: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Bruce A. Lerner.

(2)	Cumulative TSR is measured as of a base period of December 31, 2019 and determined based on the value of an initial fixed investment of $100.

(3)	The peer group used for relative TSR is the Incentive Peer Group, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K.

(4)
The Company-selected measure is AICP Adjusted EBITDA, which is a performance measure used in the calculation of our annual cash incentive awards. Calculation of AICP Adjusted EBITDA differs from the calculation of EBITDA as reported in our financial statements. See Appendix A for the specific adjustments and the reconciliation of AICP Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, for the periods presented.

The time period for the AICP Adjusted EBITDA disclosed in the table above differs from the actual AICP Adjusted EBITDA used in the calculation of the 2022, 2021 and 2020 annual incentive awards because the AICP Adjusted EBITDA disclosed in the table is calculated based on the fiscal year ended December 31, 2022, 2021 and 2020 to align with the period of the other compensation and financial measures reported in the table. The AICP Adjusted EBITDA actually used in the calculation of the annual incentive awards our NEOs received is based on the actual annual incentive award performance period, which commences on October 1 of the previous year and runs through September 30 of the current year. Therefore, the AICP Adjusted EBITDA disclosed in the table is not the actual AICP Adjusted EBITDA that was used in the calculation of the annual incentive awards the NEOs received for the periods presented. See “—
2022 Executive Compensation Decisions
” for further discussion of the Company’s annual incentive cash compensation program and the 2022 performance period AICP Adjusted EBITDA used in the calculation of the 2022 annual incentive cash awards and see the similar discussions of previous year annual incentive cash compensation programs within the Company’s 2022 and 2021 proxy statements with respect to the AICP Adjusted EBITDA values used in the calculation of the 2021 and 2020 annual incentive cash awards, respectively.

(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.

Year	Executives	SCT Total	Deduct SCT Stock Awards	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Deduct) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Deduct) Change in Fair Value of Awards Granted in Prior Years Vested in Year	Deduct Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT
2022	PEO	$13,801,052	$(9,180,707)	$7,070,235	$1,665,802	$—	$4,914,851	$—	$603,703
2021	PEO	$11,473,664	$(7,357,061)	$7,645,683	$1,120,380	$—	$351,859	$—	$105,990
2020	PEO	$7,646,095	$(4,646,371)	$5,904,093	$(2,234,562)	$—	$(503,911)	$—	$232,300
2022	Non-PEO NEOs	$4,070,992	$(2,293,733)	$1,207,123	$261,265	$767,495	$308,730	$(1,484,862)	$108,477
2021	Non-PEO NEOs	$3,330,663	$(1,692,456)	$1,730,914	$364,473	$—	$278,571	$—	$53,572
2020	Non-PEO NEOs	$3,452,842	$(2,167,648)	$2,466,908	$(476,265)	$—	$(666,497)	$—	$83,107

Company Selected Measure Name	AICP Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The PEO for all three reporting years is Michael C. Jennings. The non-PEO NEOs are as follows:

( a)	2022: Atanas H. Atanasov, Timothy Go, Vaishali S. Bhatia, Richard L. Voliva III (former Executive Vice President and Chief Financial Officer) and Thomas G. Creery ( f ormer President, Renewables).

( b)	2021: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Vaishali S. Bhatia.

( c)	2020: Richard L. Voliva III, Timothy Go, Thomas G. Creery, and Bruce A. Lerner.

Peer Group Issuers, Footnote [Text Block]	The peer group used for relative TSR is the Incentive Peer Group, which is the same peer group the Company uses for its Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 13,801,052	$ 11,473,664	$ 7,646,095
PEO Actually Paid Compensation Amount	$ 14,254,592	9,223,912	3,397,920
Adjustment To PEO Compensation, Footnote [Text Block]
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.

Year	Executives	SCT Total	Deduct SCT Stock Awards	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Deduct) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Deduct) Change in Fair Value of Awards Granted in Prior Years Vested in Year	Deduct Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT
2022	PEO	$13,801,052	$(9,180,707)	$7,070,235	$1,665,802	$—	$4,914,851	$—	$603,703
2021	PEO	$11,473,664	$(7,357,061)	$7,645,683	$1,120,380	$—	$351,859	$—	$105,990
2020	PEO	$7,646,095	$(4,646,371)	$5,904,093	$(2,234,562)	$—	$(503,911)	$—	$232,300
2022	Non-PEO NEOs	$4,070,992	$(2,293,733)	$1,207,123	$261,265	$767,495	$308,730	$(1,484,862)	$108,477
2021	Non-PEO NEOs	$3,330,663	$(1,692,456)	$1,730,914	$364,473	$—	$278,571	$—	$53,572
2020	Non-PEO NEOs	$3,452,842	$(2,167,648)	$2,466,908	$(476,265)	$—	$(666,497)	$—	$83,107

Non-PEO NEO Average Total Compensation Amount	$ 4,070,992	3,330,663	3,452,842
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,168,229	2,427,530	1,407,252
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP. We do not sponsor or maintain any defined benefit pension plans and therefore, no deduction was made related to pension value.

Year	Executives	SCT Total	Deduct SCT Stock Awards	Add Year- End Fair Value of Unvested Awards Granted in Year	Add/(Deduct) Change in Fair Value of Unvested Awards Granted in Prior Years	Add Fair Value of Awards Granted and Vested in Year	Add/(Deduct) Change in Fair Value of Awards Granted in Prior Years Vested in Year	Deduct Fair Value of Prior Year Awards that Failed To Vest in Year	Add Dividends Not Included in SCT
2022	PEO	$13,801,052	$(9,180,707)	$7,070,235	$1,665,802	$—	$4,914,851	$—	$603,703
2021	PEO	$11,473,664	$(7,357,061)	$7,645,683	$1,120,380	$—	$351,859	$—	$105,990
2020	PEO	$7,646,095	$(4,646,371)	$5,904,093	$(2,234,562)	$—	$(503,911)	$—	$232,300
2022	Non-PEO NEOs	$4,070,992	$(2,293,733)	$1,207,123	$261,265	$767,495	$308,730	$(1,484,862)	$108,477
2021	Non-PEO NEOs	$3,330,663	$(1,692,456)	$1,730,914	$364,473	$—	$278,571	$—	$53,572
2020	Non-PEO NEOs	$3,452,842	$(2,167,648)	$2,466,908	$(476,265)	$—	$(666,497)	$—	$83,107

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The financial and
non-financial
performance measures, which in our assessment, represent the most important financial performance measures we use to link CAP to our NEOs for 2022 to Company performance are listed in the table below, each of which is described in more detail in the “
Compensation and Discussion Analysis
” section above.

Most Important Performance Measures
TSR
AICP Adjusted EBITDA
Return on Capital Employed (ROCE)
Environmental, Health and Safety
Reliability

Total Shareholder Return Amount	$ 111	69	54
Peer Group Total Shareholder Return Amount	154	88	65
Net Income (Loss)	$ 2,922,668,000	$ 558,324,000	$ (601,448,000)
Company Selected Measure Amount	4,749,520	1,023,192	495,242
PEO Name	Michael C. Jennings
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	AICP Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed (ROCE)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Environmental, Health and Safety
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Reliability
PEO [Member] | Deduct SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,180,707)	$ (7,357,061)	$ (4,646,371)
PEO [Member] | Add Year End Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,070,235	7,645,683	5,904,093
PEO [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,665,802	1,120,380	(2,234,562)
PEO [Member] | Fair Value of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,914,851	351,859	(503,911)
PEO [Member] | Fair Value of Prior Year Awards that Failed To Vest in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Not Included in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	603,703	105,990	232,300
Non-PEO NEO [Member] | Deduct SCT Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,293,733)	(1,692,456)	(2,167,648)
Non-PEO NEO [Member] | Add Year End Fair Value of Unvested Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,207,123	1,730,914	2,466,908
Non-PEO NEO [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	261,265	364,473	(476,265)
Non-PEO NEO [Member] | Fair Value of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	767,495	0	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	308,730	278,571	(666,497)
Non-PEO NEO [Member] | Fair Value of Prior Year Awards that Failed To Vest in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,484,862)	0	0
Non-PEO NEO [Member] | Dividends Not Included in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 108,477	$ 53,572	$ 83,107